2. Going Concern and Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Liquidity

NOTE 2. GOING CONCERN AND LIQUIDITY

As of September 30, 2020, and December 31, 2019, the Company had $243,314 and $1,547 in cash on hand respectively, and no revenue-producing business or other sources of income. Additionally, as of September 30, 2020, the Company had outstanding liabilities totaling $14,988,391 and $246,599 in short term liquid assets.

In the Company’s financial statements for the fiscal years ended December 31, 2019, and 2018, the Reports of the Independent Registered Public Accounting Firm include an explanatory paragraph that describes substantial doubt about the Company’s ability to continue as a going concern. These financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. Based on the Company’s current financial projections, it believes it does not have sufficient existing cash resources to fund its current limited operations.

It is the Company’s current intention to raise debt and/or equity financing to fund ongoing operating expenses. There is no assurance that these events will be satisfactorily completed or at terms acceptable to the Company. Any issuance of equity securities, if accomplished, could cause substantial dilution to existing stockholders. Any failure by the Company to successfully implement these plans would have a material adverse effect on its business, including the possible inability to continue operations.

NOTE 2.	GOING CONCERN AND LIQUIDITY

As of December 31, 2019, and 2018, the Company had $1,547 and $464,118 cash on hand, respectively, and no revenue-producing business or other sources of income. Additionally, as of December 31, 2019, the Company had outstanding liabilities totaling $11,163,216 and a retained earnings deficit of $57,441,549. The Company had a working capital deficit of $2,021,122 on December 31, 2019.

In the Company’s financial statements for the fiscal years ended December 31, 2019, and 2018, the Reports of the Independent Registered Public Accounting Firm include an explanatory paragraph that describes substantial doubt about the Company’s ability to continue as a going concern. These financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. Based on its current financial projections, the Company believes it does not have sufficient existing cash resources to fund its current limited operations.

It is the Company’s current intention to raise debt and/or equity financing to fund ongoing operating expenses. There is no assurance that these events will be satisfactorily completed or at terms acceptable to the Company. Any issuance of equity securities, if accomplished, could cause substantial dilution to existing stockholders. Any failure by the Company to successfully implement these plans would have a material adverse effect on its business, including the possible inability to continue operations.